Accumulated Other Comprehensive Income (Loss) - Accumulated Other Comprehensive Income (Loss) Components (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Securities available for sale :
Net securities gains reclassified into earnings	$ (868,530)	$ (379,997)
Other-than-temporary losses classified into earnings	49,318
Related income tax expense	64,715	(183,262)
Net effect on accumulated other comprehensive income (loss) for the period	(1,903,905)	(2,241,048)
Total reclassifications for the period	(1,903,905)	(2,241,048)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Securities available for sale :
Net effect on accumulated other comprehensive income (loss) for the period	(511,000)	(237,000)
Total reclassifications for the period	(511,000)	(237,000)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Securities available for sale :
Net securities gains reclassified into earnings	(868,000)	(380,000)
Other-than-temporary losses classified into earnings	49,000
Related income tax expense	308,000	143,000
Net effect on accumulated other comprehensive income (loss) for the period	(511,000)	(237,000)
Total reclassifications for the period	$ (511,000)	$ (237,000)